UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM
N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03084

Exact name of registrant as specified in charter:	Prudential Jennison Small Company Fund, Inc.

Address of principal executive offices:	655 Broad Street, 6 th Floor Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French 655 Broad Street, 6 th Floor Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	9/30/2025

Date of reporting period:	3/31/2025

Item 1 – Reports to Stockholders
(a) Report transmitted to stockholders pursuant to Rule
30e-1
under the Act (17 CFR
270.30e-1).

PGIM Jennison Small Company Fund
Class A:
PGOAX
SEMIANNUAL SHAREHOLDER REPORT – March 31, 2025
This
semiannual shareholder report
contains important information about the Class A shares of PGIM Jennison Small Company Fund (the
“Fund”) for the period of October 1, 2024 to March 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Small Company Fund—Class A	$54	1.12%
WHAT ARE SOME KEY FUND STATISTICS AS OF 3/31/2025?

Fund’s net assets	$ 2,902,994,503
Number of fund holdings	121
Portfolio turnover rate for the period	26%
MF109E2A

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 3/31/2025?

Industry Classification	% of Net Assets
Banks	8.6%
Affiliated Mutual Fund - Short-Term Investment (4.4% represents investments purchased with collateral from securities on loan)	8.5%
Insurance	6.6%
Software	6.3%
Machinery	5.5%
Oil, Gas & Consumable Fuels	4.3%
Semiconductors & Semiconductor Equipment	4.1%
Textiles, Apparel & Luxury Goods	3.9%
Biotechnology	3.7%
Specialized REITs	3.4%
Financial Services	3.4%
Hotels, Restaurants & Leisure	2.8%
Specialty Retail	2.8%
Commercial Services & Supplies	2.8%
Capital Markets	2.6%
Trading Companies & Distributors	2.5%
Metals & Mining	2.4%
Multi-Utilities	2.3%
Health Care Providers & Services	2.1%
Residential REITs	2.0%
Professional Services	2.0%
Consumer Staples Distribution & Retail	1.7%
Pharmaceuticals	1.7%
Marine Transportation	1.5%
Industry Classification	% of Net Assets
Containers & Packaging	1.4%
Electrical Equipment	1.4%
Chemicals	1.2%
Mortgage Real Estate Investment Trusts (REITs)	1.1%
Office REITs	1.1%
Interactive Media & Services	1.0%
Automobile Components	1.0%
Industrial REITs	1.0%
Food Products	0.9%
Retail REITs	0.9%
Household Durables	0.8%
Construction & Engineering	0.7%
Building Products	0.7%
Electronic Equipment, Instruments & Components	0.6%
IT Services	0.6%
Hotel & Resort REITs	0.5%
Electric Utilities	0.5%
Health Care Equipment & Supplies	0.5%
Others*	1.0%
104.4%
Liabilities in excess of other assets	(4.4)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Small Company Fund

SHARE CLASS	A
NASDAQ	PGOAX
CUSIP	74441N101
MF109E2A

PGIM Jennison Small Company Fund
Class C:
PSCCX
SEMIANNUAL SHAREHOLDER REPORT – March 31, 2025
This
semiannual shareholder report
contains important information about the Class C shares of PGIM Jennison Small Company Fund (the
“Fund”) for the period of October 1, 2024 to March 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Small Company Fund—Class C	$95	1.98%
WHAT ARE SOME KEY FUND STATISTICS AS OF 3/31/2025?

Fund’s net assets	$ 2,902,994,503
Number of fund holdings	121
Portfolio turnover rate for the period	26%
MF109E2C

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S
HOLDINGS
AS OF 3/31/2025?

Industry Classification	% of Net Assets
Banks	8.6%
Affiliated Mutual Fund - Short-Term Investment (4.4% represents investments purchased with collateral from securities on loan)	8.5%
Insurance	6.6%
Software	6.3%
Machinery	5.5%
Oil, Gas & Consumable Fuels	4.3%
Semiconductors & Semiconductor Equipment	4.1%
Textiles, Apparel & Luxury Goods	3.9%
Biotechnology	3.7%
Specialized REITs	3.4%
Financial Services	3.4%
Hotels, Restaurants & Leisure	2.8%
Specialty Retail	2.8%
Commercial Services & Supplies	2.8%
Capital Markets	2.6%
Trading Companies & Distributors	2.5%
Metals & Mining	2.4%
Multi-Utilities	2.3%
Health Care Providers & Services	2.1%
Residential REITs	2.0%
Professional Services	2.0%
Consumer Staples Distribution & Retail	1.7%
Pharmaceuticals	1.7%
Marine Transportation	1.5%
Industry Classification	% of Net Assets
Containers & Packaging	1.4%
Electrical Equipment	1.4%
Chemicals	1.2%
Mortgage Real Estate Investment Trusts (REITs)	1.1%
Office REITs	1.1%
Interactive Media & Services	1.0%
Automobile Components	1.0%
Industrial REITs	1.0%
Food Products	0.9%
Retail REITs	0.9%
Household Durables	0.8%
Construction & Engineering	0.7%
Building Products	0.7%
Electronic Equipment, Instruments & Components	0.6%
IT Services	0.6%
Hotel & Resort REITs	0.5%
Electric Utilities	0.5%
Health Care Equipment & Supplies	0.5%
Others*	1.0%
104.4%
Liabilities in excess of other assets	(4.4)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Small Company Fund

SHARE CLASS	C
NASDAQ	PSCCX
CUSIP	74441N309
MF109E2C

PGIM Jennison Small Company Fund
Class R:
JSCRX
SEMIANNUAL SHAREHOLDER REPORT – March 31, 2025
This
semiannual shareholder report
contains important information about the Class R shares of PGIM Jennison Small Company Fund (the
“Fund”) for the period of October 1, 2024 to March 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Small Company Fund—Class R	$64	1.32%
WHAT ARE SOME KEY FUND STATISTICS AS OF 3/31/2025?

Fund’s net assets	$ 2,902,994,503
Number of fund holdings	121
Portfolio turnover rate for the period	26%
MF109E2R

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 3/31/2025?

Industry Classification	% of Net Assets
Banks	8.6%
Affiliated Mutual Fund - Short-Term Investment (4.4% represents investments purchased with collateral from securities on loan)	8.5%
Insurance	6.6%
Software	6.3%
Machinery	5.5%
Oil, Gas & Consumable Fuels	4.3%
Semiconductors & Semiconductor Equipment	4.1%
Textiles, Apparel & Luxury Goods	3.9%
Biotechnology	3.7%
Specialized REITs	3.4%
Financial Services	3.4%
Hotels, Restaurants & Leisure	2.8%
Specialty Retail	2.8%
Commercial Services & Supplies	2.8%
Capital Markets	2.6%
Trading Companies & Distributors	2.5%
Metals & Mining	2.4%
Multi-Utilities	2.3%
Health Care Providers & Services	2.1%
Residential REITs	2.0%
Professional Services	2.0%
Consumer Staples Distribution & Retail	1.7%
Pharmaceuticals	1.7%
Marine Transportation	1.5%
Industry Classification	% of Net Assets
Containers & Packaging	1.4%
Electrical Equipment	1.4%
Chemicals	1.2%
Mortgage Real Estate Investment Trusts (REITs)	1.1%
Office REITs	1.1%
Interactive Media & Services	1.0%
Automobile Components	1.0%
Industrial REITs	1.0%
Food Products	0.9%
Retail REITs	0.9%
Household Durables	0.8%
Construction & Engineering	0.7%
Building Products	0.7%
Electronic Equipment, Instruments & Components	0.6%
IT Services	0.6%
Hotel & Resort REITs	0.5%
Electric Utilities	0.5%
Health Care Equipment & Supplies	0.5%
Others*	1.0%
104.4%
Liabilities in excess of other assets	(4.4)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Small Company Fund

SHARE CLASS	R
NASDAQ	JSCRX
CUSIP	74441N507
MF109E2R

PGIM Jennison Small Company Fund
Class Z:
PSCZX
SEMIANNUAL SHAREHOLDER REPORT – March 31, 2025
This
semiannual shareholder report
contains important information about the Class Z shares of PGIM Jennison Small Company Fund (the
“Fund”) for the period of October 1, 2024 to March 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Small Company Fund—Class Z	$39	0.80%
WHAT ARE SOME KEY FUND STATISTICS AS OF 3/31/2025?

Fund’s net assets	$ 2,902,994,503
Number of fund holdings	121
Portfolio turnover rate for the period	26%
MF109E2Z

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 3/31/2025?

Industry Classification	% of Net Assets
Banks	8.6%
Affiliated Mutual Fund - Short-Term Investment (4.4% represents investments purchased with collateral from securities on loan)	8.5%
Insurance	6.6%
Software	6.3%
Machinery	5.5%
Oil, Gas & Consumable Fuels	4.3%
Semiconductors & Semiconductor Equipment	4.1%
Textiles, Apparel & Luxury Goods	3.9%
Biotechnology	3.7%
Specialized REITs	3.4%
Financial Services	3.4%
Hotels, Restaurants & Leisure	2.8%
Specialty Retail	2.8%
Commercial Services & Supplies	2.8%
Capital Markets	2.6%
Trading Companies & Distributors	2.5%
Metals & Mining	2.4%
Multi-Utilities	2.3%
Health Care Providers & Services	2.1%
Residential REITs	2.0%
Professional Services	2.0%
Consumer Staples Distribution & Retail	1.7%
Pharmaceuticals	1.7%
Marine Transportation	1.5%
Industry Classification	% of Net Assets
Containers & Packaging	1.4%
Electrical Equipment	1.4%
Chemicals	1.2%
Mortgage Real Estate Investment Trusts (REITs)	1.1%
Office REITs	1.1%
Interactive Media & Services	1.0%
Automobile Components	1.0%
Industrial REITs	1.0%
Food Products	0.9%
Retail REITs	0.9%
Household Durables	0.8%
Construction & Engineering	0.7%
Building Products	0.7%
Electronic Equipment, Instruments & Components	0.6%
IT Services	0.6%
Hotel & Resort REITs	0.5%
Electric Utilities	0.5%
Health Care Equipment & Supplies	0.5%
Others*	1.0%
104.4%
Liabilities in excess of other assets	(4.4)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Small Company Fund

SHARE CLASS	Z
NASDAQ	PSCZX
CUSIP	74441N408
MF109E2Z

PGIM Jennison Small Company Fund
Class R2:
PSCHX
SEMIANNUAL SHAREHOLDER REPORT – March 31, 2025
This
semiannual shareholder report
contains important information about the Class R2 shares of PGIM Jennison Small Company Fund (the
“Fund”) for the period of October 1, 2024 to March 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Small Company Fund—Class R2	$57	1.18%
WHAT ARE SOME KEY FUND STATISTICS AS OF 3/31/2025?

Fund’s net assets	$ 2,902,994,503
Number of fund holdings	121
Portfolio turnover rate for the period	26%
MF109E2R2

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 3/31/2025?

Industry Classification	% of Net Assets
Banks	8.6%
Affiliated Mutual Fund - Short-Term Investment (4.4% represents investments purchased with collateral from securities on loan)	8.5%
Insurance	6.6%
Software	6.3%
Machinery	5.5%
Oil, Gas & Consumable Fuels	4.3%
Semiconductors & Semiconductor Equipment	4.1%
Textiles, Apparel & Luxury Goods	3.9%
Biotechnology	3.7%
Specialized REITs	3.4%
Financial Services	3.4%
Hotels, Restaurants & Leisure	2.8%
Specialty Retail	2.8%
Commercial Services & Supplies	2.8%
Capital Markets	2.6%
Trading Companies & Distributors	2.5%
Metals & Mining	2.4%
Multi-Utilities	2.3%
Health Care Providers & Services	2.1%
Residential REITs	2.0%
Professional Services	2.0%
Consumer Staples Distribution & Retail	1.7%
Pharmaceuticals	1.7%
Marine Transportation	1.5%
Industry Classification	% of Net Assets
Containers & Packaging	1.4%
Electrical Equipment	1.4%
Chemicals	1.2%
Mortgage Real Estate Investment Trusts (REITs)	1.1%
Office REITs	1.1%
Interactive Media & Services	1.0%
Automobile Components	1.0%
Industrial REITs	1.0%
Food Products	0.9%
Retail REITs	0.9%
Household Durables	0.8%
Construction & Engineering	0.7%
Building Products	0.7%
Electronic Equipment, Instruments & Components	0.6%
IT Services	0.6%
Hotel & Resort REITs	0.5%
Electric Utilities	0.5%
Health Care Equipment & Supplies	0.5%
Others*	1.0%
104.4%
Liabilities in excess of other assets	(4.4)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Small Company Fund

SHARE CLASS	R2
NASDAQ	PSCHX
CUSIP	74441N861
MF109E2R2

PGIM Jennison Small Company Fund
Class R4:
PSCJX
SEMIANNUAL SHAREHOLDER REPORT – March 31, 2025
This
semiannual shareholder report
contains important information about the Class R4 shares of PGIM Jennison Small Company Fund (the
“Fund”) for the period of October 1, 2024 to March 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Small Company Fund—Class R4	$45	0.93%
WHAT ARE SOME KEY FUND STATISTICS AS OF 3/31/2025?

Fund’s net assets	$ 2,902,994,503
Number of fund holdings	121
Portfolio turnover rate for the period	26%
MF109E2R4

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 3/31/2025?

Industry Classification	% of Net Assets
Banks	8.6%
Affiliated Mutual Fund - Short-Term Investment (4.4% represents investments purchased with collateral from securities on loan)	8.5%
Insurance	6.6%
Software	6.3%
Machinery	5.5%
Oil, Gas & Consumable Fuels	4.3%
Semiconductors & Semiconductor Equipment	4.1%
Textiles, Apparel & Luxury Goods	3.9%
Biotechnology	3.7%
Specialized REITs	3.4%
Financial Services	3.4%
Hotels, Restaurants & Leisure	2.8%
Specialty Retail	2.8%
Commercial Services & Supplies	2.8%
Capital Markets	2.6%
Trading Companies & Distributors	2.5%
Metals & Mining	2.4%
Multi-Utilities	2.3%
Health Care Providers & Services	2.1%
Residential REITs	2.0%
Professional Services	2.0%
Consumer Staples Distribution & Retail	1.7%
Pharmaceuticals	1.7%
Marine Transportation	1.5%
Industry Classification	% of Net Assets
Containers & Packaging	1.4%
Electrical Equipment	1.4%
Chemicals	1.2%
Mortgage Real Estate Investment Trusts (REITs)	1.1%
Office REITs	1.1%
Interactive Media & Services	1.0%
Automobile Components	1.0%
Industrial REITs	1.0%
Food Products	0.9%
Retail REITs	0.9%
Household Durables	0.8%
Construction & Engineering	0.7%
Building Products	0.7%
Electronic Equipment, Instruments & Components	0.6%
IT Services	0.6%
Hotel & Resort REITs	0.5%
Electric Utilities	0.5%
Health Care Equipment & Supplies	0.5%
Others*	1.0%
104.4%
Liabilities in excess of other assets	(4.4)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Small Company Fund

SHARE CLASS	R4
NASDAQ	PSCJX
CUSIP	74441N853
MF109E2R4

PGIM Jennison Small Company Fund
Class R6:
PJSQX
SEMIANNUAL SHAREHOLDER REPORT – March 31, 2025
This
semiannual shareholder report
contains important information about the Class R6 shares of PGIM Jennison Small Company Fund (the
“Fund”) for the period of October 1, 2024 to March 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Small Company Fund—Class R6	$33	0.69%
WHAT ARE SOME KEY FUND STATISTICS AS OF 3/31/2025?

Fund’s net assets	$ 2,902,994,503
Number of fund holdings	121
Portfolio turnover rate for the period	26%
MF109E2R6

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 3/31/2025?

Industry Classification	% of Net Assets
Banks	8.6%
Affiliated Mutual Fund - Short-Term Investment (4.4% represents investments purchased with collateral from securities on loan)	8.5%
Insurance	6.6%
Software	6.3%
Machinery	5.5%
Oil, Gas & Consumable Fuels	4.3%
Semiconductors & Semiconductor Equipment	4.1%
Textiles, Apparel & Luxury Goods	3.9%
Biotechnology	3.7%
Specialized REITs	3.4%
Financial Services	3.4%
Hotels, Restaurants & Leisure	2.8%
Specialty Retail	2.8%
Commercial Services & Supplies	2.8%
Capital Markets	2.6%
Trading Companies & Distributors	2.5%
Metals & Mining	2.4%
Multi-Utilities	2.3%
Health Care Providers & Services	2.1%
Residential REITs	2.0%
Professional Services	2.0%
Consumer Staples Distribution & Retail	1.7%
Pharmaceuticals	1.7%
Marine Transportation	1.5%
Industry Classification	% of Net Assets
Containers & Packaging	1.4%
Electrical Equipment	1.4%
Chemicals	1.2%
Mortgage Real Estate Investment Trusts (REITs)	1.1%
Office REITs	1.1%
Interactive Media & Services	1.0%
Automobile Components	1.0%
Industrial REITs	1.0%
Food Products	0.9%
Retail REITs	0.9%
Household Durables	0.8%
Construction & Engineering	0.7%
Building Products	0.7%
Electronic Equipment, Instruments & Components	0.6%
IT Services	0.6%
Hotel & Resort REITs	0.5%
Electric Utilities	0.5%
Health Care Equipment & Supplies	0.5%
Others*	1.0%
104.4%
Liabilities in excess of other assets	(4.4)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Small Company Fund

SHARE CLASS	R6
NASDAQ	PJSQX
CUSIP	74441N887
MF109E2R6

(b)	Copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule – Not applicable.

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Investments – The registrant’s Schedule of Investments is included in the financial statements filed under Item 7 of this Form.

Items 7 – 11 (Refer to Report(s) below)

PRUDENTIAL JENNISON SMALL COMPANY FUND, INC.

PGIM Jennison Small Company Fund

FINANCIAL STATEMENTS AND OTHER INFORMATION

MARCH 31, 2025

Table of Contents	Financial Statements and Other Information	March 31, 2025

Form N-CSR Item 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies.

PGIM Jennison Small Company Fund	1
Notes to Financial Statements	22
Other Information - Form N-CSR Items 8-11

Schedule of Investments (unaudited)

as of March 31, 2025

Description	Shares	Value

LONG-TERM INVESTMENTS 95.9%

COMMON STOCKS

Aerospace & Defense 0.1%

Karman Holdings, Inc.*	80,240	$2,681,621

Automobile Components 1.0%

Dorman Products, Inc.*	237,264	28,599,803

Automobiles 0.0%

Electric Last Mile Solutions, Inc.*^	760,000	76

Banks 8.6%

BankUnited, Inc.	244,125	8,407,665
Brookline Bancorp, Inc.	1,268,348	13,824,993
East West Bancorp, Inc.	589,200	52,886,592
Eastern Bankshares, Inc.	1,519,445	24,918,898
First Interstate BancSystem, Inc. (Class A Stock)	606,001	17,361,929
Heritage Financial Corp.	1,250,811	30,432,232
MidWestOne Financial Group, Inc.	596,257	17,655,170
Pinnacle Financial Partners, Inc.	163,348	17,321,422
Renasant Corp.(a)	609,095	20,666,593
Western Alliance Bancorp(a)	302,938	23,274,726
Wintrust Financial Corp.	213,741	24,037,313

		250,787,533

Biotechnology 3.7%

Apellis Pharmaceuticals, Inc.*	388,557	8,497,741
Arcutis Biotherapeutics, Inc.*	3,085,198	48,252,497
Crinetics Pharmaceuticals, Inc.*	259,395	8,700,108
Natera, Inc.*	58,901	8,329,190
Newamsterdam Pharma Co. NV (Netherlands)*	715,474	14,645,753
Vaxcyte, Inc.*	236,247	8,920,687
Veracyte, Inc.*(a)	301,701	8,945,435

		106,291,411

Building Products 0.7%

Hayward Holdings, Inc.*	1,366,282	19,018,645

Capital Markets 2.6%

AllianceBernstein Holding LP, MLP	872,376	33,420,725
Bridge Investment Group Holdings, Inc. (Class A Stock)	593,619	5,686,870

See Notes to Financial Statements.

PGIM Jennison Small Company Fund 1

Schedule of Investments (unaudited) (continued)

as of March 31, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Capital Markets (cont’d.)

Marex Group PLC (United Kingdom)	661,947	$23,379,968
Moelis & Co. (Class A Stock)	215,865	12,597,881

		75,085,444

Chemicals 1.2%

Avient Corp.	671,203	24,941,903
Element Solutions, Inc.	379,173	8,573,102

		33,515,005

Commercial Services & Supplies 2.8%

ACV Auctions, Inc. (Class A Stock)*	2,272,732	32,022,794
GFL Environmental, Inc.	153,036	7,393,169
VSE Corp.	340,980	40,914,190

		80,330,153

Construction & Engineering 0.7%

Great Lakes Dredge & Dock Corp.*	2,198,566	19,127,524

Consumer Staples Distribution & Retail 1.7%

Performance Food Group Co.*	644,082	50,644,168

Containers & Packaging 1.4%

Crown Holdings, Inc.	452,062	40,351,054

Electric Utilities 0.5%

IDACORP, Inc.	130,304	15,143,931

Electrical Equipment 1.4%

Generac Holdings, Inc.*	191,210	24,216,747
Regal Rexnord Corp.	132,118	15,041,634

		39,258,381

Electronic Equipment, Instruments & Components 0.6%

Coherent Corp.*	256,414	16,651,525

Financial Services 3.4%

AvidXchange Holdings, Inc.*	906,982	7,691,208

Essent Group Ltd.	399,860	23,079,919

See Notes to Financial Statements.

Description	Shares	Value

COMMON STOCKS (Continued)

Financial Services (cont’d.)

Flywire Corp.*	1,339,718	$12,727,321
Shift4 Payments, Inc. (Class A Stock)*(a)	658,527	53,808,241

		97,306,689

Food Products 0.9%

Adecoagro SA (Brazil)(a)	2,411,547	26,936,980

Ground Transportation 0.3%

Saia, Inc.*	28,753	10,047,161

Health Care Equipment & Supplies 0.5%

AtriCure, Inc.*	231,757	7,476,481
iRhythm Technologies, Inc.*	59,931	6,273,577

		13,750,058

Health Care Providers & Services 2.1%

Encompass Health Corp.	284,498	28,813,957
LifeStance Health Group, Inc.*	3,247,504	21,628,377
Option Care Health, Inc.*	288,389	10,079,196

		60,521,530

Health Care Technology 0.3%

Waystar Holding Corp.*	259,215	9,684,272

Hotel & Resort REITs 0.5%

Summit Hotel Properties, Inc.	2,939,811	15,904,377

Hotels, Restaurants & Leisure 2.8%

Churchill Downs, Inc.	495,533	55,038,850
Domino’s Pizza, Inc.	26,313	12,089,508
Texas Roadhouse, Inc.	88,477	14,742,923

		81,871,281

Household Durables 0.8%

Century Communities, Inc.	74,099	4,972,043
Toll Brothers, Inc.	165,952	17,522,872

		22,494,915

Industrial REITs 1.0%

Plymouth Industrial REIT, Inc.	1,749,886	28,523,142

See Notes to Financial Statements.

PGIM Jennison Small Company Fund 3

Schedule of Investments (unaudited) (continued)

as of March 31, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Insurance 6.6%

Axis Capital Holdings Ltd.	561,413	$56,276,039
Markel Group, Inc.*	32,681	61,100,725
RenaissanceRe Holdings Ltd. (Bermuda)	87,251	20,940,240
Ryan Specialty Holdings, Inc.	379,052	28,000,571
Skyward Specialty Insurance Group, Inc.*	496,125	26,254,935

		192,572,510

Interactive Media & Services 1.0%

Pinterest, Inc. (Class A Stock)*	976,311	30,265,641

IT Services 0.6%

ASGN, Inc.*	260,027	16,386,902

Machinery 5.5%

Allison Transmission Holdings, Inc.	309,598	29,619,241
Enerpac Tool Group Corp.	488,353	21,907,516
Gates Industrial Corp. PLC*	2,268,617	41,765,239
Lindsay Corp.	48,874	6,183,538
RBC Bearings, Inc.*	34,930	11,239,426
Trinity Industries, Inc.	1,698,581	47,662,183

		158,377,143

Marine Transportation 1.5%

Kirby Corp.*	437,354	44,177,127

Metals & Mining 2.4%

Eldorado Gold Corp. (Turkey)*	2,980,389	50,130,143
ERO Copper Corp. (Brazil)*	1,721,919	20,856,154

		70,986,297

Mortgage Real Estate Investment Trusts (REITs) 1.1%

Ladder Capital Corp.	2,865,405	32,694,271

Multi-Utilities 2.3%

NiSource, Inc.	1,701,319	68,205,879

Office REITs 1.1%

Cousins Properties, Inc.	1,079,731	31,852,064

Oil, Gas & Consumable Fuels 4.3%

Crescent Energy Co. (Class A Stock)(a)	1,704,392	19,157,366

See Notes to Financial Statements.

Description	Shares	Value

COMMON STOCKS (Continued)

Oil, Gas & Consumable Fuels (cont’d.)

Gulfport Energy Corp.*	139,225	$25,636,891
Permian Resources Corp.	1,533,236	21,235,319
Targa Resources Corp.	292,155	58,568,313

		124,597,889

Personal Care Products 0.3%

elf Beauty, Inc.*(a)	124,022	7,787,341

Pharmaceuticals 1.7%

Elanco Animal Health, Inc.*	553,633	5,813,146
Phathom Pharmaceuticals, Inc.*(a)	1,579,095	9,900,926
Tarsus Pharmaceuticals, Inc.*	664,863	34,154,012

		49,868,084

Professional Services 2.0%

Huron Consulting Group, Inc.*	185,102	26,552,882
Korn Ferry	447,874	30,379,293

		56,932,175

Residential REITs 2.0%

Independence Realty Trust, Inc.	2,801,741	59,480,961

Retail REITs 0.9%

Urban Edge Properties	1,342,169	25,501,211

Semiconductors & Semiconductor Equipment 4.1%

Credo Technology Group Holding Ltd.*	297,308	11,939,889
Entegris, Inc.	121,037	10,588,317
Impinj, Inc.*	55,514	5,035,120
MACOM Technology Solutions Holdings, Inc.*	283,555	28,463,251
Tower Semiconductor Ltd. (Israel)*	1,147,068	40,904,445
Universal Display Corp.	159,952	22,310,105

		119,241,127

Software 6.3%

Appfolio, Inc. (Class A Stock)*	43,148	9,488,245
AvePoint, Inc.*	529,041	7,639,352
Confluent, Inc. (Class A Stock)*	454,437	10,652,003
CyberArk Software Ltd.*	67,550	22,831,900
Descartes Systems Group, Inc. (The) (Canada)*	85,865	8,657,768
DocuSign, Inc.*	277,332	22,574,825

See Notes to Financial Statements.

PGIM Jennison Small Company Fund 5

Schedule of Investments (unaudited) (continued)

as of March 31, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Software (cont’d.)

Intapp, Inc.*	408,441	$23,844,786
Q2 Holdings, Inc.*	481,856	38,553,298
Riskified Ltd. (Class A Stock)*	2,387,205	11,028,887
SimilarWeb Ltd. (Israel)*	832,082	6,881,318
Sprout Social, Inc. (Class A Stock)*	1,004,215	22,082,688

		184,235,070

Specialized REITs 3.4%

Gaming & Leisure Properties, Inc.	1,634,151	83,178,286
National Storage Affiliates Trust	389,768	15,356,859

		98,535,145

Specialty Retail 2.8%

Boot Barn Holdings, Inc.*	186,993	20,088,658
Burlington Stores, Inc.*	182,642	43,529,068
Five Below, Inc.*	60,667	4,545,475
Warby Parker, Inc. (Class A Stock)*	720,865	13,141,369

		81,304,570

Textiles, Apparel & Luxury Goods 3.9%

Capri Holdings Ltd.*	386,541	7,626,454
Kontoor Brands, Inc.	343,589	22,034,362
On Holding AG (Switzerland) (Class A Stock)*	887,379	38,973,686
Ralph Lauren Corp.	208,038	45,922,308

		114,556,810

Trading Companies & Distributors 2.5%

Core & Main, Inc. (Class A Stock)*	481,516	23,262,038
Herc Holdings, Inc.(a)	131,172	17,612,465
Rush Enterprises, Inc. (Class A Stock)	265,152	14,161,768
WESCO International, Inc.	117,263	18,210,944

		73,247,215

TOTAL LONG-TERM INVESTMENTS
(cost $2,370,846,898)		2,785,332,111

SHORT-TERM INVESTMENTS 8.5%

AFFILIATED MUTUAL FUNDS

PGIM Core Government Money Market Fund (7-day effective yield 4.488%)(wb)	118,370,592	118,370,592

See Notes to Financial Statements.

Description	Shares	Value

AFFILIATED MUTUAL FUNDS (Continued)
PGIM Institutional Money Market Fund (7-day effective yield 4.548%)
(cost $127,413,693; includes $127,090,681 of cash collateral for securities on loan)(b)(wb)	127,492,701	$127,416,206

TOTAL SHORT-TERM INVESTMENTS
(cost $245,784,285)		245,786,798

TOTAL INVESTMENTS 104.4%
(cost $2,616,631,183)		3,031,118,909
Liabilities in excess of other assets (4.4)%		(128,124,406)

NET ASSETS 100.0%		$2,902,994,503

Below is a list of the abbreviation(s) used in the semiannual report:

LP—Limited Partnership

MLP—Master Limited Partnership

REITs—Real Estate Investment Trust

SOFR—Secured Overnight Financing Rate

*	Non-income producing security.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $76 and 0.0% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $120,821,049; cash collateral of $127,090,681 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

PGIM Jennison Small Company Fund 7

Schedule of Investments (unaudited) (continued)

as of March 31, 2025

The following is a summary of the inputs used as of March 31, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities

Assets

Long-Term Investments

Common Stocks
Aerospace & Defense	$2,681,621	$—	$—
Automobile Components	28,599,803	—	—
Automobiles	—	—	76
Banks	250,787,533	—	—
Biotechnology	106,291,411	—	—
Building Products	19,018,645	—	—
Capital Markets	75,085,444	—	—
Chemicals	33,515,005	—	—
Commercial Services & Supplies	80,330,153	—	—
Construction & Engineering	19,127,524	—	—
Consumer Staples Distribution & Retail	50,644,168	—	—
Containers & Packaging	40,351,054	—	—
Electric Utilities	15,143,931	—	—
Electrical Equipment	39,258,381	—	—
Electronic Equipment, Instruments & Components	16,651,525	—	—
Financial Services	97,306,689	—	—
Food Products	26,936,980	—	—
Ground Transportation	10,047,161	—	—
Health Care Equipment & Supplies	13,750,058	—	—
Health Care Providers & Services	60,521,530	—	—
Health Care Technology	9,684,272	—	—
Hotel & Resort REITs	15,904,377	—	—
Hotels, Restaurants & Leisure	81,871,281	—	—
Household Durables	22,494,915	—	—
Industrial REITs	28,523,142	—	—
Insurance	192,572,510	—	—
Interactive Media & Services	30,265,641	—	—
IT Services	16,386,902	—	—
Machinery	158,377,143	—	—
Marine Transportation	44,177,127	—	—
Metals & Mining	70,986,297	—	—
Mortgage Real Estate Investment Trusts (REITs)	32,694,271	—	—
Multi-Utilities	68,205,879	—	—
Office REITs	31,852,064	—	—
Oil, Gas & Consumable Fuels	124,597,889	—	—
Personal Care Products	7,787,341	—	—
Pharmaceuticals	49,868,084	—	—
Professional Services	56,932,175	—	—
Residential REITs	59,480,961	—	—
Retail REITs	25,501,211	—	—
Semiconductors & Semiconductor Equipment	119,241,127	—	—
Software	184,235,070	—	—
Specialized REITs	98,535,145	—	—
Specialty Retail	81,304,570	—	—

See Notes to Financial Statements.

	Level 1	Level 2	Level 3

Investments in Securities (continued)

Assets (continued)

Long-Term Investments (continued)
Common Stocks (continued)
Textiles, Apparel & Luxury Goods	$114,556,810	$—	$—
Trading Companies & Distributors	73,247,215	—	—

Short-Term Investments
Affiliated Mutual Funds	245,786,798	—	—

Total	$3,031,118,833	$—	$76

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2025 were as follows:

Banks	8.6%
Affiliated Mutual Funds (4.4% represents investments purchased with collateral from securities on loan)	8.5
Insurance	6.6
Software	6.3
Machinery	5.5
Oil, Gas & Consumable Fuels	4.3
Semiconductors & Semiconductor Equipment	4.1
Textiles, Apparel & Luxury Goods	3.9
Biotechnology	3.7
Specialized REITs	3.4
Financial Services	3.4
Hotels, Restaurants & Leisure	2.8
Specialty Retail	2.8
Commercial Services & Supplies	2.8
Capital Markets	2.6
Trading Companies & Distributors	2.5
Metals & Mining	2.4
Multi-Utilities	2.3
Health Care Providers & Services	2.1
Residential REITs	2.0
Professional Services	2.0
Consumer Staples Distribution & Retail	1.7
Pharmaceuticals	1.7
Marine Transportation	1.5
Containers & Packaging	1.4
Electrical Equipment	1.4
Chemicals	1.2

Mortgage Real Estate Investment Trusts (REITs)	1.1%
Office REITs	1.1
Interactive Media & Services	1.0
Automobile Components	1.0
Industrial REITs	1.0
Food Products	0.9
Retail REITs	0.9
Household Durables	0.8
Construction & Engineering	0.7
Building Products	0.7
Electronic Equipment, Instruments & Components	0.6
IT Services	0.6
Hotel & Resort REITs	0.5
Electric Utilities	0.5
Health Care Equipment & Supplies	0.5
Ground Transportation	0.3
Health Care Technology	0.3
Personal Care Products	0.3
Aerospace & Defense	0.1
Automobiles	0.0 *

104.4
Liabilities in excess of other assets	(4.4)

100.0%

* Less than 0.05%

See Notes to Financial Statements.

PGIM Jennison Small Company Fund 9

Schedule of Investments (unaudited) (continued)

as of March 31, 2025

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount

Securities on Loan	$120,821,049	$(120,821,049)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)

as of March 31, 2025

Assets

Investments at value, including securities on loan of $120,821,049:
Unaffiliated investments (cost $2,370,846,898)	$2,785,332,111
Affiliated investments (cost $245,784,285)	245,786,798
Receivable for Fund shares sold	2,845,789
Dividends receivable	2,585,643
Tax reclaim receivable	66,251
Prepaid expenses	11,929

Total Assets	3,036,628,521

Liabilities

Payable to broker for collateral for securities on loan	127,090,681
Payable for Fund shares purchased	3,941,917
Management fee payable	1,662,377
Accrued expenses and other liabilities	718,959
Distribution fee payable	162,822
Affiliated transfer agent fee payable	57,262

Total Liabilities	133,634,018

Net Assets	$2,902,994,503

Net assets were comprised of:
Common stock, at par	$1,339,754
Paid-in capital in excess of par	2,400,866,020
Total distributable earnings (loss)	500,788,729

Net assets, March 31, 2025	$2,902,994,503

See Notes to Financial Statements.

PGIM Jennison Small Company Fund 11

Statement of Assets and Liabilities (unaudited)

as of March 31, 2025

Class A

Net asset value and redemption price per share, ($412,133,428 ÷ 21,503,046 shares of common stock issued and outstanding)	$19.17
Maximum sales charge (5.50% of offering price)	1.12

Maximum offering price to public	$20.29

Class C

Net asset value, offering price and redemption price per share, ($8,933,413 ÷ 348,133 shares of common stock issued and outstanding)	$25.66

Class R

Net asset value, offering price and redemption price per share, ($102,811,873 ÷ 5,765,450 shares of common stock issued and outstanding)	$17.83

Class Z

Net asset value, offering price and redemption price per share, ($445,776,579 ÷ 19,484,443 shares of common stock issued and outstanding)	$22.88

Class R2

Net asset value, offering price and redemption price per share, ($19,387,077 ÷ 900,323 shares of common stock issued and outstanding)	$21.53

Class R4

Net asset value, offering price and redemption price per share, ($4,757,957 ÷ 217,150 shares of common stock issued and outstanding)	$21.91

Class R6

Net asset value, offering price and redemption price per share, ($1,909,194,176 ÷ 85,756,878 shares of common stock issued and outstanding)	$22.26

See Notes to Financial Statements.

Statement of Operations (unaudited)

Six Months Ended March 31, 2025

Net Investment Income (Loss)

Income
Unaffiliated dividend income (net of $952 foreign withholding tax)	$20,258,100
Affiliated dividend income	1,640,554
Income from securities lending, net (including affiliated income of $133,198)	135,436

Total income	22,034,090

Expenses
Management fee	10,681,885
Distribution fee(a)	1,199,010
Shareholder servicing fees(a)	13,602
Transfer agent’s fees and expenses (including affiliated expense of $135,123)(a)	694,398
Shareholders’ reports	103,745
Custodian and accounting fees	95,170
Registration fees(a)	55,730
Professional fees	25,407
Directors’ fees	25,296
Audit fee	13,852
Miscellaneous	34,133

Total expenses	12,942,228
Less: Fee waiver and/or expense reimbursement(a)	(22,277)
Distribution fee waiver(a)	(143,550)

Net expenses	12,776,401

Net investment income (loss)	9,257,689

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions (including affiliated of $(19,792))	119,977,915
Foreign currency transactions	2,558

119,980,473

Net change in unrealized appreciation (depreciation) on investments (including affiliated of $2,359)	(319,332,814)

Net gain (loss) on investment and foreign currency transactions	(199,352,341)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(190,094,652)

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class R	Class Z	Class R2	Class R4	Class R6
Distribution fee	689,706	51,394	430,651	—	27,259	—	—
Shareholder servicing fees	—	—	—	—	10,904	2,698	—
Transfer agent’s fees and expenses	301,949	8,724	75,914	257,476	30,983	4,158	15,194
Registration fees	9,248	6,258	3,704	13,368	3,678	3,305	16,169
Fee waiver and/or expense reimbursement	—	—	—	—	(18,750)	(3,527)	—
Distribution fee waiver	—	—	(143,550)	—	—	—	—

See Notes to Financial Statements.

PGIM Jennison Small Company Fund 13

Statements of Changes in Net Assets (unaudited)

	Six Months Ended March 31, 2025	Year Ended September 30, 2024

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$9,257,689	$21,179,792
Net realized gain (loss) on investment and foreign currency transactions	119,980,473	66,018,144
Net change in unrealized appreciation (depreciation) on investments	(319,332,814)	604,415,679

Net increase (decrease) in net assets resulting from operations	(190,094,652)	691,613,615

Dividends and Distributions
Distributions from distributable earnings
Class A	(13,102,472)	(1,678,509)
Class C	(186,387)	—
Class R	(3,365,419)	(343,653)
Class Z	(12,506,105)	(2,025,582)
Class R2	(544,207)	(50,330)
Class R4	(141,817)	(13,092)
Class R6	(61,165,624)	(11,887,716)

	(91,012,031)	(15,998,882)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	305,393,780	524,835,417
Net asset value of shares issued in reinvestment of dividends and distributions	86,560,482	15,390,867
Cost of shares purchased	(502,466,932)	(632,095,286)

Net increase (decrease) in net assets from Fund share transactions	(110,512,670)	(91,869,002)

Total increase (decrease)	(391,619,353)	583,745,731

Net Assets:

Beginning of period	3,294,613,856	2,710,868,125

End of period	$2,902,994,503	$3,294,613,856

See Notes to Financial Statements.

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended March 31,	Year Ended September 30,
	2025	2024	2023	2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$21.08	$16.84	$16.38	$28.33	$20.68	$21.08
Income (loss) from investment operations:
Net investment income (loss)	0.03	0.07	0.08	0.01	(0.10)	(0.04	)(b)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.33)	4.24	1.08	(3.78)	11.23	1.55
Total from investment operations	(1.30)	4.31	1.16	(3.77)	11.13	1.51
Less Dividends and Distributions:
Dividends from net investment income	(0.11)	(0.07)	-	(0.08)	-	-
Distributions from net realized gains	(0.50)	-	(0.70)	(8.10)	(3.48)	(1.91)
Total dividends and distributions	(0.61)	(0.07)	(0.70)	(8.18)	(3.48)	(1.91)
Net asset value, end of period	$19.17	$21.08	$16.84	$16.38	$28.33	$20.68
Total Return(c):	(6.52)%	25.67%	6.93%	(20.52)%	58.28%	7.29%

Ratios/Supplemental Data:
Net assets, end of period (000)	$412,133	$464,825	$411,858	$438,659	$616,160	$447,491
Average net assets (000)	$461,067	$440,769	$453,234	$553,509	$575,482	$449,980
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.12%(e)	1.13%	1.15%	1.14%	1.13%	1.18%
Expenses before waivers and/or expense reimbursement	1.12%(e)	1.13%	1.15%	1.14%	1.13%	1.18%
Net investment income (loss)	0.25%(e)	0.38%	0.43%	0.07%	(0.38)%	(0.21)%
Portfolio turnover rate(f)	26%	66%	59%	53%	64%	58%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Small Company Fund 15

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended March 31,	Year Ended September 30,
	2025	2024		2023		2022(a)		2021(a)	2020(a)

Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$28.04	$22.51		$21.86		$35.44		$33.72	$38.88
Income (loss) from investment operations:
Net investment income (loss)	(0.09)(c)	(0.12	)(c)	(0.09	)(c)	(0.20	)(c)	(0.36)	(0.28	)(c)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.79)	5.65		1.44		(5.20)		16.00	2.76
Total from investment operations	(1.88)	5.53		1.35		(5.40)		15.64	2.48
Less Dividends and Distributions:
Dividends from net investment income	-	-		-		(0.08)		-	-
Distributions from net realized gains	(0.50)	-		(0.70)		(8.10)		(13.92)	(7.64)
Total dividends and distributions	(0.50)	-		(0.70)		(8.18)		(13.92)	(7.64)
Net asset value, end of period	$25.66	$28.04		$22.51		$21.86		$35.44	$33.72
Total Return(d):	(6.93)%	24.57%		6.04%		(21.10)%		57.01%	6.54%

Ratios/Supplemental Data:
Net assets, end of period (000)	$8,933	$10,363		$10,334		$13,646		$21,421	$21,468
Average net assets (000)	$10,307	$10,279		$12,652		$18,021		$23,032	$26,313
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	1.98%(f)	2.00%		1.97%		1.91%		1.88%	1.89%
Expenses before waivers and/or expense reimbursement	1.98%(f)	2.00%		1.97%		1.91%		1.88%	1.89%
Net investment income (loss)	(0.61)%(f)	(0.49)%		(0.38)%		(0.72)%		(1.11)%	(0.89)%
Portfolio turnover rate(g)	26%	66%		59%		53%		64%	58%

(a)

The Fund had a 4 to 1 reverse stock split effective December 27, 2021. Prior year net asset values and per share amounts have been restated to reflect the impact of the reverse stock split (see Note 7 in the Notes to Financial Statements). The net asset value reported at the original dates prior to the reverse stock split were $8.86 and $8.43 for the years ended September 30, 2021 and 2020, respectively.

(b)	Calculated based on average shares outstanding during the period.
(c)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(d)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Class R Shares
	Six Months Ended March 31,	Year Ended September 30,
	2025	2024	2023	2022		2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$19.63	$15.70	$15.35	$27.07		$19.92	$20.40
Income (loss) from investment operations:
Net investment income (loss)	-(b)	0.03	0.04	(0.03	)(c)	(0.14)	(0.08	)(c)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.23)	3.95	1.01	(3.51)		10.77	1.51
Total from investment operations	(1.23)	3.98	1.05	(3.54)		10.63	1.43
Less Dividends and Distributions:
Dividends from net investment income	(0.07)	(0.05)	-	(0.08)		-	-
Distributions from net realized gains	(0.50)	-	(0.70)	(8.10)		(3.48)	(1.91)
Total dividends and distributions	(0.57)	(0.05)	(0.70)	(8.18)		(3.48)	(1.91)
Net asset value, end of period	$17.83	$19.63	$15.70	$15.35		$27.07	$19.92
Total Return(d):	(6.60)%	25.42%	6.67%	(20.65)%		57.95%	7.12%

Ratios/Supplemental Data:
Net assets, end of period (000)	$102,812	$118,889	$108,534	$111,936		$161,790	$135,920
Average net assets (000)	$115,156	$115,049	$117,113	$142,659		$164,085	$133,107
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	1.32%(f)	1.31%	1.33%	1.33%		1.33%	1.35%
Expenses before waivers and/or expense reimbursement	1.57%(f)	1.56%	1.58%	1.58%		1.58%	1.60%
Net investment income (loss)	0.05%(f)	0.19%	0.24%	(0.13)%		(0.58)%	(0.43)%
Portfolio turnover rate(g)	26%	66%	59%	53%		64%	58%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Small Company Fund 17

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended March 31,	Year Ended September 30,
	2025	2024	2023	2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$25.07	$20.00	$19.31	$31.93	$22.88	$23.05
Income (loss) from investment operations:
Net investment income (loss)	0.07	0.16	0.16	0.10	(0.01)	0.04
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.58)	5.02	1.27	(4.54)	12.54	1.70
Total from investment operations	(1.51)	5.18	1.43	(4.44)	12.53	1.74
Less Dividends and Distributions:
Dividends from net investment income	(0.18)	(0.11)	(0.04)	(0.08)	-	-
Distributions from net realized gains	(0.50)	-	(0.70)	(8.10)	(3.48)	(1.91)
Total dividends and distributions	(0.68)	(0.11)	(0.74)	(8.18)	(3.48)	(1.91)
Net asset value, end of period	$22.88	$25.07	$20.00	$19.31	$31.93	$22.88
Total Return(b):	(6.39)%	26.07%	7.28%	(20.23)%	58.79%	7.69%

Ratios/Supplemental Data:
Net assets, end of period (000)	$445,777	$432,744	$363,373	$371,658	$480,732	$493,395
Average net assets (000)	$455,276	$399,370	$398,223	$450,927	$527,437	$589,620
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.80%(d)	0.81%	0.81%	0.81%	0.81%	0.82%
Expenses before waivers and/or expense reimbursement	0.80%(d)	0.81%	0.81%	0.81%	0.81%	0.82%
Net investment income (loss)	0.59%(d)	0.70%	0.78%	0.41%	(0.05)%	0.18%
Portfolio turnover rate(e)	26%	66%	59%	53%	64%	58%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Class R2 Shares
	Six Months Ended March 31,	Year Ended September 30,
	2025	2024	2023	2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$23.59	$18.84	$18.26	$30.70	$22.18	$22.48
Income (loss) from investment operations:
Net investment income (loss)	0.02	0.07	0.07	0.01	(0.12)	(0.03	)(b)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.50)	4.74	1.21	(4.27)	12.12	1.64
Total from investment operations	(1.48)	4.81	1.28	(4.26)	12.00	1.61
Less Dividends and Distributions:
Dividends from net investment income	(0.08)	(0.06)	-	(0.08)	-	-
Distributions from net realized gains	(0.50)	-	(0.70)	(8.10)	(3.48)	(1.91)
Total dividends and distributions	(0.58)	(0.06)	(0.70)	(8.18)	(3.48)	(1.91)
Net asset value, end of period	$21.53	$23.59	$18.84	$18.26	$30.70	$22.18
Total Return(c):	(6.57)%	25.58%	6.87%	(20.53)%	58.24%	7.28%

Ratios/Supplemental Data:
Net assets, end of period (000)	$19,387	$20,813	$12,746	$4,889	$5,582	$6,179
Average net assets (000)	$21,867	$18,094	$9,212	$4,980	$6,623	$7,364
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.18%(e)	1.18%	1.18%	1.18%	1.18%	1.18%
Expenses before waivers and/or expense reimbursement	1.35%(e)	1.38%	1.40%	1.35%	1.28%	1.39%
Net investment income (loss)	0.20%(e)	0.32%	0.38%	0.02%	(0.42)%	(0.14)%
Portfolio turnover rate(f)	26%	66%	59%	53%	64%	58%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Small Company Fund 19

Financial Highlights (unaudited) (continued)

Class R4 Shares
	Six Months Ended March 31,	Year Ended September 30,
	2025	2024	2023	2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$24.02	$19.17	$18.54	$31.00	$22.32	$22.55
Income (loss) from investment operations:
Net investment income (loss)	0.05	0.12	0.13	0.08	(0.04)	0.04
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.51)	4.82	1.21	(4.36)	12.20	1.64
Total from investment operations	(1.46)	4.94	1.34	(4.28)	12.16	1.68
Less Dividends and Distributions:
Dividends from net investment income	(0.15)	(0.09)	(0.01)	(0.08)	-	-
Distributions from net realized gains	(0.50)	-	(0.70)	(8.10)	(3.48)	(1.91)
Total dividends and distributions	(0.65)	(0.09)	(0.71)	(8.18)	(3.48)	(1.91)
Net asset value, end of period	$21.91	$24.02	$19.17	$18.54	$31.00	$22.32
Total Return(b):	(6.42)%	25.88%	7.13%	(20.34)%	58.59%	7.58%

Ratios/Supplemental Data:
Net assets, end of period (000)	$4,758	$5,480	$2,046	$724	$680	$1,655
Average net assets (000)	$5,411	$3,612	$1,982	$751	$1,569	$2,153
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.93%(d)	0.93%	0.93%	0.93%	0.93%	0.93%
Expenses before waivers and/or expense reimbursement	1.06%(d)	1.11%	1.27%	1.81%	1.37%	1.61%
Net investment income (loss)	0.44%(d)	0.56%	0.64%	0.34%	(0.16)%	0.19%
Portfolio turnover rate(e)	26%	66%	59%	53%	64%	58%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Class R6 Shares
	Six Months Ended March 31,	Year Ended September 30,
	2025	2024	2023	2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$24.44	$19.49	$18.83	$31.30	$22.46	$22.64
Income (loss) from investment operations:
Net investment income (loss)	0.08	0.18	0.18	0.12	0.01 (b)	0.05
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.54)	4.90	1.24	(4.41)	12.31	1.68
Total from investment operations	(1.46)	5.08	1.42	(4.29)	12.32	1.73
Less Dividends and Distributions:
Dividends from net investment income	(0.22)	(0.13)	(0.06)	(0.08)	-	-
Distributions from net realized gains	(0.50)	-	(0.70)	(8.10)	(3.48)	(1.91)
Total dividends and distributions	(0.72)	(0.13)	(0.76)	(8.18)	(3.48)	(1.91)
Net asset value, end of period	$22.26	$24.44	$19.49	$18.83	$31.30	$22.46
Total Return(c):	(6.34)%	26.26%	7.38%	(20.17)%	59.03%	7.78%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,909,194	$2,241,500	$1,801,978	$1,645,815	$914,526	$580,309
Average net assets (000)	$2,149,757	$2,009,077	$1,850,578	$950,556	$758,747	$613,233
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.69%(e)	0.69%	0.69%	0.70%	0.69%	0.70%
Expenses before waivers and/or expense reimbursement	0.69%(e)	0.69%	0.69%	0.70%	0.69%	0.70%
Net investment income (loss)	0.68%(e)	0.82%	0.89%	0.49%	0.05%	0.26%
Portfolio turnover rate(f)	26%	66%	59%	53%	64%	58%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Small Company Fund 21

Notes to Financial Statements (unaudited)

1.	Organization

Prudential Jennison Small Company Fund, Inc. (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Maryland Corporation and PGIM Jennison Small Company Fund (the “Fund”) is the sole series of the RIC. The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is to achieve capital growth.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

During the reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 exclusively impacted financial statement disclosures only and did not affect the Fund’s financial position or performance. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance. PGIM Investments LLC (“PGIM Investments” or the “Manager”) acts as the Fund’s chief operating decision maker (“CODM”). The CODM has determined that the Fund has a single operating segment as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its respective prospectus, based on a defined investment strategy which is executed by the Fund’s subadviser.

The CODM allocates resources and assesses performance based on the operating results of the Fund, which is consistent with the results presented in the Fund’s Schedule of Investments, Statement of Changes in Net Assets and Financial Highlights.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Directors (the

“Board”) has approved the Fund’s valuation policies and procedures for security valuation and designated PGIM Investments as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Fund investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities of the Valuation Designee under Rule 2a-5. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

PGIM Jennison Small Company Fund 23

Notes to Financial Statements (unaudited) (continued)

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Master Netting Arrangements: The RIC, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of the securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon

PGIM Jennison Small Company Fund 25

Notes to Financial Statements (unaudited) (continued)

liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Equity and Mortgage Real Estate Investment Trusts (collectively “REITs”): The Fund invested in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency

Net Investment Income	Annually

Short-Term Capital Gains	Annually

Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of the Fund, has entered into a management agreement with the Manager pursuant to which it has responsibility for all investment advisory services, including supervision of the subadviser’s performance of such services, and for rendering administrative services.

The Manager has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison” or the “subadviser”). The Manager pays for the services of Jennison.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended March 31, 2025, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements

0.70% to $1 billion of average daily net assets;	0.67%

0.65% over $1 billion of average daily net assets

The Manager has contractually agreed, through January 31, 2026, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual expense limitation excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year

PGIM Jennison Small Company Fund 27

Notes to Financial Statements (unaudited) (continued)

during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the waiver/reimbursement and/or recoupment for that fiscal year, as applicable. The expense limitations attributable to each class are as follows:

Class	Expense Limitations

A	—%

C	—

R	—

Z	—

R2	1.18

R4	0.93

R6	—

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class R, Class Z, Class R2, Class R4 and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class C, Class R and Class R2 shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. PIMS has contractually agreed through January 31, 2026 to limit such fees on certain classes based on the average daily net assets. The distribution fees are accrued daily and payable monthly.

The Fund has adopted a Shareholder Services Plan with respect to Class R2 and Class R4 shares. Under the terms of the Shareholder Services Plan, Class R2 and Class R4 shares are authorized to compensate Prudential Mutual Fund Services LLC (“PMFS”), its affiliates or third-party service providers for services rendered to the shareholders of such Class R2 or Class R4 shares. The shareholder service fee is accrued daily and paid monthly, as applicable.

The Fund’s annual gross and net distribution rates and maximum shareholder service fee, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee	Shareholder Service Fee

A	0.30%	0.30%	N/A%

C	1.00	1.00	N/A

R	0.75	0.50	N/A

Z	N/A	N/A	N/A

R2	0.25	0.25	0.10

Class	Gross Distribution Fee	Net Distribution Fee	Shareholder Service Fee

R4	N/A%	N/A%	0.10%

R6	N/A	N/A	N/A

For the reporting period ended March 31, 2025, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Class	FESL	CDSC

A	$93,188	$337

C	—	111

PGIM Investments, PIMS, PMFS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

PMFS serves as the Fund’s transfer agent and shareholder servicing agent. Transfer agent’s and shareholder servicing agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a series of the Prudential Government Money Market Fund, Inc., and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a series of Prudential Investment Portfolios 2, each registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Government Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Government Fund and the Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended March 31, 2025, no Rule 17a-7 transactions were entered into by the Fund.

PGIM Jennison Small Company Fund 29

Notes to Financial Statements (unaudited) (continued)

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended March 31, 2025, were as follows:

Cost of Purchases	Proceeds from Sales

$802,810,228	$969,329,324

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended March 31, 2025, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 4.488%)(1)(wb)
$142,205,118	$ 414,255,138	$ 438,089,664	$ —	$ —	$118,370,592	118,370,592	$1,640,554

PGIM Institutional Money Market Fund (7-day effective yield 4.548%)(1)(b)(wb)

58,697,861	691,098,899	622,363,121	2,359	(19,792)	127,416,206	127,492,701	133,198	(2)

$200,902,979	$1,105,354,037	$1,060,452,785	$2,359	$(19,792)	$245,786,798		$1,773,752

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

6.	Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation (depreciation) as of March 31, 2025 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation

$2,626,368,872	$609,531,109	$(204,781,072)	$404,750,037

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended September 30, 2024 are subject to such review.

7.	Capital and Ownership

The Fund offers Class A, Class C, Class R, Class Z, Class R2, Class R4 and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a CDSC of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class R, Class Z, Class R2, Class R4 and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock, below.

There are 1,250,000,000 shares of common stock authorized, $0.01 par value per share, designated as shares of the Fund. The authorized shares of the Fund are further classified and designated as follows:

Class	Number of Shares

A	200,000,000

B	10,000,000

C	50,000,000

R	175,000,000

Z	365,000,000

T	75,000,000

R2	75,000,000

R4	75,000,000

R6	225,000,000

The Fund currently does not have any Class B or Class T shares outstanding.

As of March 31, 2025, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares

Z	14,364	0.1%

PGIM Jennison Small Company Fund 31

Notes to Financial Statements (unaudited) (continued)

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares

Affiliated	—	—%

Unaffiliated	3	57.9

Transactions in shares of common stock were as follows:

Share Class	Shares	Amount

Class A
Six months ended March 31, 2025:
Shares sold	713,583	$15,063,450
Shares issued in reinvestment of dividends and distributions	571,586	12,460,580
Shares purchased	(1,824,208)	(38,340,035)
Net increase (decrease) in shares outstanding before conversion	(539,039)	(10,816,005)
Shares issued upon conversion from other share class(es)	56,826	1,209,506
Shares purchased upon conversion into other share class(es)	(69,868)	(1,451,621)
Net increase (decrease) in shares outstanding	(552,081)	$(11,058,120)

Year ended September 30, 2024:
Shares sold	1,452,507	$27,085,289
Shares issued in reinvestment of dividends and distributions	90,120	1,600,536
Shares purchased	(3,901,113)	(74,036,399)
Net increase (decrease) in shares outstanding before conversion	(2,358,486)	(45,350,574)
Shares issued upon conversion from other share class(es)	147,276	2,800,628
Shares purchased upon conversion into other share class(es)	(193,270)	(3,698,896)
Net increase (decrease) in shares outstanding	(2,404,480)	$(46,248,842)

Class C
Six months ended March 31, 2025:
Shares sold	31,554	$895,268
Shares issued in reinvestment of dividends and distributions	6,076	177,770
Shares purchased	(26,644)	(755,995)
Net increase (decrease) in shares outstanding before conversion	10,986	317,043
Shares purchased upon conversion into other share class(es)	(32,481)	(924,142)
Net increase (decrease) in shares outstanding	(21,495)	$(607,099)

Share Class	Shares	Amount

Year ended September 30, 2024:
Shares sold	72,693	$1,846,212
Shares purchased	(77,576)	(1,934,337)
Net increase (decrease) in shares outstanding before conversion	(4,883)	(88,125)
Shares purchased upon conversion into other share class(es)	(84,645)	(2,131,918)
Net increase (decrease) in shares outstanding	(89,528)	$(2,220,043)

Class R
Six months ended March 31, 2025:
Shares sold	241,386	$4,475,667
Shares issued in reinvestment of dividends and distributions	165,708	3,363,876
Shares purchased	(696,791)	(13,642,322)
Net increase (decrease) in shares outstanding	(289,697)	$(5,802,779)

Year ended September 30, 2024:
Shares sold	394,770	$7,121,128
Shares issued in reinvestment of dividends and distributions	20,734	343,571
Shares purchased	(1,271,969)	(22,889,615)
Net increase (decrease) in shares outstanding	(856,465)	$(15,424,916)

Class Z
Six months ended March 31, 2025:
Shares sold	5,527,950	$142,160,907
Shares issued in reinvestment of dividends and distributions	451,798	11,746,760
Shares purchased	(4,185,977)	(104,025,026)
Net increase (decrease) in shares outstanding before conversion	1,793,771	49,882,641
Shares issued upon conversion from other share class(es)	483,101	13,030,923
Shares purchased upon conversion into other share class(es)	(50,460)	(1,286,980)
Net increase (decrease) in shares outstanding	2,226,412	$61,626,584

Year ended September 30, 2024:
Shares sold	5,324,093	$118,853,216
Shares issued in reinvestment of dividends and distributions	88,375	1,862,066
Shares purchased	(6,428,580)	(144,072,317)
Net increase (decrease) in shares outstanding before conversion	(1,016,112)	(23,357,035)
Shares issued upon conversion from other share class(es)	168,935	3,816,523
Shares purchased upon conversion into other share class(es)	(64,709)	(1,482,275)
Net increase (decrease) in shares outstanding	(911,886)	$(21,022,787)

Class R2
Six months ended March 31, 2025:
Shares sold	149,192	$3,642,951
Shares issued in reinvestment of dividends and distributions	22,213	544,207
Shares purchased	(153,500)	(3,599,312)
Net increase (decrease) in shares outstanding	17,905	$587,846

PGIM Jennison Small Company Fund 33

Notes to Financial Statements (unaudited) (continued)

Share Class	Shares	Amount

Year ended September 30, 2024:
Shares sold	403,414	$8,171,724
Shares issued in reinvestment of dividends and distributions	2,532	50,330
Shares purchased	(200,194)	(4,253,256)
Net increase (decrease) in shares outstanding	205,752	$3,968,798

Class R4
Six months ended March 31, 2025:
Shares sold	19,826	$475,396
Shares issued in reinvestment of dividends and distributions	2,960	73,742
Shares purchased	(33,755)	(819,276)
Net increase (decrease) in shares outstanding	(10,969)	$(270,138)

Year ended September 30, 2024:
Shares sold	176,991	$3,702,143
Shares issued in reinvestment of dividends and distributions	141	2,847
Shares purchased	(55,721)	(1,187,281)
Net increase (decrease) in shares outstanding	121,411	$2,517,709

Class R6
Six months ended March 31, 2025:
Shares sold	5,755,580	$138,680,141
Shares issued in reinvestment of dividends and distributions	2,301,050	58,193,547
Shares purchased	(13,635,266)	(341,284,966)
Net increase (decrease) in shares outstanding before conversion	(5,578,636)	(144,411,278)
Shares issued upon conversion from other share class(es)	47,428	1,166,383
Shares purchased upon conversion into other share class(es)	(442,594)	(11,744,069)
Net increase (decrease) in shares outstanding	(5,973,802)	$(154,988,964)

Year ended September 30, 2024:
Shares sold	16,222,505	$358,055,705
Shares issued in reinvestment of dividends and distributions	561,965	11,531,517
Shares purchased	(17,564,169)	(383,722,081)
Net increase (decrease) in shares outstanding before conversion	(779,699)	(14,134,859)
Shares issued upon conversion from other share class(es)	32,683	747,161
Shares purchased upon conversion into other share class(es)	(2,269)	(51,223)
Net increase (decrease) in shares outstanding	(749,285)	$(13,438,921)

On December 27, 2021, the Fund’s Class C shares implemented a four-into-one reverse stock split the net effect of which was to decrease the number of the Fund’s outstanding shares and increase the net asset value per share by a proportionate amount. While the number of the Fund’s outstanding shares decreased, neither the Fund’s holdings nor the total value of shareholders’ investments in the Fund were affected. Immediately after the reverse stock split, each shareholder maintained the same percentage of the Fund’s net assets prior to the reverse stock split. Per share data in the Financial Highlights for Class C shares have been retroactively adjusted to reflect the reverse stock split.

8.	Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA in effect at the reporting period-end.

SCA
Term of Commitment	9/27/2024 - 9/25/2025
Total Commitment	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended March 31, 2025.

9.	Risks of Investing in the Fund

The Fund’s principal risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Blend Style Risk: The Fund’s blend investment style may subject the Fund to risks of both value and growth investing. The portion of the Fund’s portfolio that makes investments pursuant to a growth strategy may be subject to above-average fluctuations as a result of seeking higher than average capital growth. The portion of the Fund’s portfolio that makes investments pursuant to a value strategy may be subject to the risk that the market may not recognize a security’s intrinsic value for long periods of time or at all, or that a stock judged

PGIM Jennison Small Company Fund 35

Notes to Financial Statements (unaudited) (continued)

to be undervalued may actually be appropriately priced or overvalued. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor. If the Fund’s assessment of market conditions or a company’s value is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds. Historically, growth stocks have performed best during later stages of economic expansion and value stocks have performed best during periods of economic recovery. Therefore, both styles may over time go in and out of favor with the markets. At times when a style is out of favor, that portion of the portfolio may lag the other portion of the portfolio, which may cause the Fund to underperform the market in general, its benchmark and other mutual funds. Growth and value stocks have historically produced similar long-term results, though each category has periods when it outperforms the other.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table of the Fund’s Prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the

Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

Recent policy decisions of the U.S. government and governments of foreign countries may increase geopolitical risks that could adversely affect the investment performance of the Fund. These policies have the potential to impact international relations, trade agreements and the overall regulatory environment in ways that could create uncertainty and instability in domestic and global markets. Actions taken by the U.S. government and governments of foreign countries in respect of international trade relations could lead to trade wars, increased costs for imported goods, disruptions in supply chains, reduced foreign investment, and instability in regions where the Fund invests.

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s

PGIM Jennison Small Company Fund 37

Notes to Financial Statements (unaudited) (continued)

financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Sector Exposure Risk: At times, the Fund may have a significant portion of its assets invested in the same economic sector, such as the industrials and financials sectors. Issuers in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Small Company Risk: Small company stocks present above-average risks in comparison to larger companies. Small companies usually offer a smaller range of products and services than larger companies. Smaller companies may also have limited financial resources and may lack management expertise. As a result, stocks issued by smaller companies may be comparatively less liquid and fluctuate in value more than the stocks of larger, more established companies. In addition, it is more difficult to get information on smaller companies, which tend to be less well known, have shorter operating histories, do not have significant ownership by large investors and are followed by relatively few securities analysts.

10.	Subsequent Event

The Fund’s management evaluated subsequent events through the date of issuance of the financial statements. There have been no subsequent events that occurred during such period that would require disclosure in, or would be required to be recognized in, the financial statements as of March 31, 2025.

Other Information

Form N-CSR Item 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies - None.

Form N-CSR Item 9 - Proxy Disclosures for Open-End Management Investment Companies - None.

Form N-CSR Item 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies - Included within the Statement of Operations of the financial statements filed under Item 7 of this Form.

Form N-CSR Item 11 - Statement Regarding Basis for Approval of Investment Advisory Contract. - None.

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16 –	Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 18 –	Recovery of Erroneously Awarded Compensation – Not applicable.

Item 19 –	Exhibits

(a)(1)	Code of Ethics – Not required, as this is not an annual filing.
(a)(2)	Policy required by the listing standards adopted pursuant to Rule 10D-1 under the Securities Exchange Act of 1934 – Not applicable.
(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.CERT.
(a)(4)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940- Not applicable.
(a)(5)	Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Jennison Small Company Fund, Inc.

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	May 16, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	May 16, 2025

By:	/s/ Christian J. Kelly
Christian J. Kelly
Chief Financial Officer (Principal Financial Officer)

Date:	May 16, 2025